UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

Morgan Dempsey Small/Micro Cap Value Fund

February 28, 2011

Investment Adviser

Morgan Dempsey Capital Management, LLC
309 North Water Street
Suite 510
Milwaukee, Wisconsin 53202

Phone: 877-642-7227

Table of Contents

EXPENSE EXAMPLE	3
INVESTMENT HIGHLIGHTS	5
SCHEDULE OF INVESTMENTS	7
STATEMENT OF ASSETS AND LIABILITIES	11
STATEMENT OF OPERATIONS	12
STATEMENT OF CHANGES IN NET ASSETS	13
FINANCIAL HIGHLIGHTS	14
NOTES TO FINANCIAL STATEMENTS	15
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	20
NOTICE OF PRIVACY POLICY & PRACTICES	23
ADDITIONAL INFORMATION	24

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 2/28/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 90 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Expense Example (Continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	2/28/11	1/1/11 – 2/28/11*
Actual	$1,000.00	$1,039.00	$3.30
Hypothetical (5% return
before expenses)	$1,000.00	$1,004.85	$3.24

*
Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 59/365 to reflect the period from January 1, 2011 through February 28, 2011.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long-term capital appreciation. To achieve its investment objective, the Fund intends to invest in companies with micro- and small-size market capitalizations (“micro-cap” and “small-cap” companies).  The Fund currently defines micro-cap companies as companies with market capitalizations between $30 million and $500 million and small-cap companies as companies with market capitalizations between $500 million and $3 billion.  Under normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks and other equity securities of micro-cap and small-cap companies.  The Fund’s allocation of portfolio holdings as of February 28, 2011 is shown below.

Allocation of Portfolio Holdings
% of Investments

Continued

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of February 28, 2011

	Morgan Dempsey
	Small/Micro Cap	Russell 2000
	Value Fund	Value Index
Since Inception (12/31/10)	3.90%	5.13%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-642-7227. The Fund imposes a 2.00% redemption fee on shares held less than ninety days.  Performance quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 2000 Value Index is an unmanaged index of those Russell 2000 companies chosen for their value orientation.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments

February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.83%
Accommodation – 1.82%
Marcus Corp.	300	$3,906
Monarch Casino & Resort, Inc. (a)	370	3,867
		7,773
Animal Production – 1.15%
Cal Maine Foods, Inc.	170	4,908
Chemical Manufacturing – 8.37%
Aptargroup, Inc.	380	18,304
Balchem Corp.	150	5,400
CARBO Ceramics, Inc.	40	4,959
KMG Chemicals, Inc.	280	5,256
Zep, Inc.	115	1,804
		35,723
Clothing and Clothing Accessories Stores – 7.39%
Buckle, Inc.	35	1,368
JOS A Bank Clothiers, Inc. (a)	655	30,202
		31,570
Computer and Electronic Product Manufacturing – 8.64%
Atrion Corp.	20	3,527
Badger Meter, Inc.	70	2,752
Bio-Rad Laboratories, Inc. (a)	25	2,854
Cabot Microelectronics Corp. (a)	90	4,394
Cubic Corp.	125	6,289
Espey Manufacturing & Electronics Corp.	120	2,755
Koss Corp.	340	2,366
Lakeland Industries, Inc. (a)	605	4,901
LSI Industries, Inc.	250	1,935
MKS Instruments, Inc.	170	5,103
		36,876
Credit Intermediation and Related Activities – 1.72%
First of Long Island Corp.	120	3,240
Orrstown Financial Services, Inc.	150	4,125
		7,365
Electrical Equipment, Appliance,
and Component Manufacturing – 7.03%
Herley Industries, Inc. (a)	220	4,180

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments (Continued)

February 28, 2011 (Unaudited)

	Shares	Value
Electrical Equipment, Appliance,
and Component Manufacturing – 7.03% (Continued)
National Presto Industries, Inc.	160	$20,246
Powell Industries, Inc. (a)	150	5,609
		30,035
Fabricated Metal Product Manufacturing – 4.63%
CPI Aerostructures, Inc. (a)	280	4,164
Lincoln Electronic Holdings, Inc.	30	2,141
LS Starrett Co.	130	1,692
Sturm Ruger & Co., Inc.	495	8,940
Synalloy Corp.	200	2,850
		19,787
Food and Beverage Stores – 3.37%
Ruddick Corp.	225	8,257
Weis Markets, Inc.	155	6,149
		14,406
Food Manufacturing – 6.81%
Flowers Foods, Inc.	280	7,448
J & J Snack Foods Corp.	380	16,708
Sanderson Farms, Inc.	85	3,515
Tootsie Roll Industries, Inc.	50	1,430
		29,101
Heavy and Civil Engineering Construction – 3.77%
Granite Construction, Inc.	565	16,103
Insurance Carriers and Related Activities – 1.32%
Erie Indemnity Co.	60	4,191
United Fire & Casualty Co.	70	1,448
		5,639
Leather and Allied Product Manufacturing – 1.08%
Lacrosse Footwear, Inc.	265	4,595
Machinery Manufacturing – 18.20%
Ballantyne Strong, Inc. (a)	325	2,359
Columbus McKinnon Corp. (a)	95	1,641
Dril-Quip, Inc. (a)	95	7,286
Gorman-Rupp Co.	520	19,412
Graham Corp.	195	4,140
Gulf Island Fabrication, Inc.	230	7,123

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments (Continued)

February 28, 2011 (Unaudited)

	Shares	Value
Machinery Manufacturing – 18.20% (Continued)
Gulfmark Offshore, Inc. (a)	105	$4,660
Hardinge, Inc.	190	2,536
Key Technology, Inc. (a)	130	2,631
Lufkin Industries, Inc.	210	16,412
Mfri, Inc. (a)	435	5,046
SIFCO Industries, Inc.	275	4,469
		77,715
Management of Companies and Enterprises – 0.41%
Bar Harbor Bankshares	60	1,743
Merchant Wholesalers, Nondurable Goods – 1.17%
Hawkins, Inc.	130	4,975
Miscellaneous Manufacturing – 6.38%
ICU Medical, Inc. (a)	85	3,569
Merit Medical Systems, Inc. (a)	310	5,295
Mine Safety Appliances Co.	165	5,961
Utah Medical Products, Inc.	450	12,407
		27,232
Nonmetallic Mineral Product Manufacturing – 2.24%
Apogee Enterprises, Inc.	345	4,716
Eagle Materials, Inc.	150	4,848
		9,564
Oil and Gas Extraction – 1.88%
Unit Corp. (a)	135	8,033
Plastics and Rubber Products Manufacturing – 1.16%
Span-America Medical Systems, Inc.	335	4,968
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.54%
Duff & Phelps Corp.	95	1,496
KBW, Inc.	75	1,919
Knight Capital Group, Inc. (a)	170	2,382
Value Line, Inc.	55	793
		6,590
Sporting Goods, Hobby, Book, and Music Stores – 0.57%
Cabelas, Inc. (a)	90	2,442

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments (Continued)

February 28, 2011 (Unaudited)

	Shares	Value
Support Activities for Mining – 0.88%
Dawson Geophysical Co. (a)	75	$3,744
Transportation Equipment Manufacturing – 5.02%
Astec Industries, Inc. (a)	115	3,948
LB Foster Co. (a)	270	11,340
Sun Hydraulics Corp.	170	6,137
		21,425
Truck Transportation – 1.50%
Marten Transport Ltd.	130	2,776
Werner Enterprises, Inc.	155	3,650
		6,426
Water Transportation – 0.78%
Kirby Corp. (a)	60	3,320
TOTAL COMMON STOCKS (Cost $402,738)		422,058

	Principal
	Amount
SHORT-TERM INVESTMENTS – 1.38%
Money Market Funds – 1.38%
First American Prime Obligations Fund	$5,913	5,913
TOTAL SHORT-TERM INVESTMENTS (Cost $5,913)		5,913

TOTAL INVESTMENTS (Cost $408,651) – 100.21%		427,971
Liabilities in Excess of Other Assets – (0.21)%		(911)
TOTAL NET ASSETS – 100.00%		$427,060

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Statement of Assets and Liabilities

February 28, 2011 (Unaudited)

Assets
Investments, at value (cost $408,651)	$427,971
Dividends and interest receivable	254
Receivable from Adviser	17,884
Total Assets	446,109

Liabilities
Payable to affiliates	11,003
Accrued expenses and other liabilities	8,046
Total Liabilities	19,049
Net Assets	$427,060

Net Assets Consist Of:
Paid-in capital	408,543
Accumulated net investment loss	(734)
Accumulated net realized loss on investments	(69)
Net unrealized appreciation (depreciation) on investments	19,320
Net Assets	$427,060

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	41,088

Net asset value, redemption price and offering price per share(1)	$10.39

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within ninety days of purchase.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Statement of Operations

For the Period Ended February 28, 2011(1) (Unaudited)

Investment Income
Dividend income	$520
Interest income	4
Total Investment Income	524

Expenses
Audit and tax fees	3,894
Administration fees	3,547
Transfer agent fees and expenses	2,844
Fund accounting fees	2,075
Reports to shareholders	1,475
Chief Compliance Officer fees and expenses	1,298
Custody fees	1,239
Legal fees	1,062
Federal and state registration fees	764
Trustees’ fees and related expenses	708
Advisory fees	692
Other expenses	236
Total Expenses	19,834
Less waivers and reimbursement by Adviser (Note 3)	(18,576)
Net Expenses	1,258

Net Investment Loss	(734)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investments	(69)
Change in net unrealized appreciation from investments	19,320
Net Realized and Unrealized Gain on Investments	19,251
Net Increase in Net Assets from Operations	$18,517

(1)	The Fund commenced operations on December 31, 2010.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Statement of Changes in Net Assets

Period Ended
February 28, 2011(1)
(Unaudited)
From Operations
Net investment loss	$(734)
Net realized loss from investments	(69)
Change in net unrealized appreciation from investments	19,320
Net increase in net assets from operations	18,517

From Capital Share Transactions
Proceeds from shares sold	408,553
Costs for shares redeemed(2)	(10)
Net increase in net assets from
capital share transactions	408,543
Total Increase in Net Assets	427,060

Net Assets
Beginning of period	—
End of period	$427,060

Accumulated Net Investment Loss	$(734)

(1)	The Fund commenced operations on December 31, 2010.
(2)	Net of redemption fees.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28, 2011(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment loss(2)	(0.02)
Net realized and unrealized gain on investments	0.41
Total from investment operations	0.39
Paid-in capital from redemption fees (Note 2)	0.00 (5)
Net Asset Value, End of Period	$10.39
Total Return(3)	3.90%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$427
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	31.53%
After waiver and expense reimbursement(4)	2.00%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(4)	(30.70)%
After waiver and expense reimbursement(4)	(1.17)%
Portfolio turnover rate(3)	1.44%

(1)	The Fund commenced operations on December 31, 2010.
(2)	Per share net investment loss has been calculated using the daily average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Rounds to less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements
February 28, 2011 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Morgan Dempsey Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

• Level 1 –	Quoted prices in active markets for identical securities.

• Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$422,058	$—	$—	$422,058
Total Equity	422,058	—	—	422,058
Short-Term Investments	5,913	—	—	5,913
Total Investments
in Securities	$427,971	$—	$—	$427,971

During the period ended February 28, 2011, no securities were transferred into or out of Level 1 or 2. The Fund held no Level 3 securities during the period.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the period presented.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended February 28, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognized interest and penalties, if any, related to uncertain tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for the tax period since the commencement of operations.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The Fund charges a 2.00% redemption fee on shares held less than ninety days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.  The Fund collected redemption fees during the period which totaled less than one dollar.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.10% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through December 31, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  For the period ended February 28, 2011, expenses of $18,576 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

February 28, 2014	$18,576

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.  The Chief Compliance Officer is also an employee of USBFS.  For the period ended February 28, 2011, the Fund was allocated $1,298 of the Trust’s Chief Compliance Officer fee.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
February 28, 2011(1)
Shares sold	41,089
Shares redeemed	(1)
Net increase	41,088

(1)	The Fund commenced operations on December 31, 2010.

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended February 28, 2011, were $406,733 and $3,926, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

(7)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on April 20, 2010 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”), a series of the Trust, and Morgan Dempsey Capital Management, LLC, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Board’s responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Board also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the past performance of other accounts that have investment strategies that are similar to that of the Fund and are managed by the Adviser’s portfolio manager, Mr. Brian Rafn; (3) the fact that the Fund will benefit from the depth of investment talent and resources of the Adviser; (4) the proposed management fee structure under the Agreement with the Adviser; (5) the fact that the Adviser has agreed to maintain an expense limitation agreement on behalf of the Fund; and (6) other factors deemed relevant.

Mr. David Durham, Principal and Chief Compliance Officer of the Adviser, attended the meeting of the Trustees held on April 20, 2010, as well as the meeting of the Trustees held on June 24, 2009, during which he provided information concerning the Adviser’s investment process.  Mr. Durham also discussed the background and experience of Mr. Brian Rafn, who would serve as the Fund’s portfolio manager, and the Adviser’s operations and staff and provided information concerning the Adviser’s marketing efforts and the personnel who would lead those efforts.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post- effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. Rafn, who would manage the Fund’s investment portfolio, as well as other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to a due diligence questionnaire as well as other information provided by the Adviser and forwarded to the Trustees specifically for the April 20, 2010 meeting.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by Mr. Durham regarding the Adviser’s investment process at the June 24, 2009 and April 20, 2010 meetings.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured that it was compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISER.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Durham’s presentation at the June 24, 2009 meeting, during which Mr. Durham provided information concerning the founding of the Adviser and the investment management experience of Mr. Rafn.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Mr. Rafn, as presented at the June 24, 2009 and April 20, 2010 meetings and as set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information.  The Trustees also reviewed the Adviser’s performance track record for the Adviser’s small/micro cap value strategy that would be applied to the Fund, including the composite returns for the strategy as set forth in the Fund’s prospectus.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Trustees considered the cost of services and the structure of the Adviser’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Board reviewed the Fund’s proposed management fee of 1.10%, noting that the fee fell into the fourth quartile compared to the Fund’s peer group of small cap value funds.  The Board further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 2.00% of average Fund assets, which put the Fund’s total expense ratio into the third quartile compared to its peer group average of 1.643%.  The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-642-7227.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 55		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	27	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	27	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007);		companies).
President, CAO
and CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 48	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since Sept.	UMB Investment
	Officer	10, 2008	Services Group
		(Treasurer)	(2000–2004).

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer and	January 26,	U.S. Bancorp Fund
Age: 63	Anti-Money	2011	Services, LLC
	Laundering		(2001–present);
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 31		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-642-7227. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the period ended June 30, 2011 will be available without charge, upon request, by calling, toll free, 1-877-642-7227, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Investment Adviser	Morgan Dempsey Capital Management, LLC
309 North Water Street
Suite 510
Milwaukee, Wisconsin 53202

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/  Joseph Neuberger
Joseph Neuberger, President

Date   May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Joseph Neuberger
Joseph Neuberger, President

Date   May 2, 2011

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date   May 2, 2011